Note 10 - Accounts Payable and Accrued Liabilities (Details Textual) - USD ($)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Short-term employee benefits accruals	[1]	$ 595,720	$ 112,913	$ 628,378
DenseLight [member]
Statement Line Items [Line Items]
Short-term employee benefits accruals				87,751
Chief Executive Officer [Member]
Statement Line Items [Line Items]
Amounts payable, related party transactions				$ 450,000

[1]	Payroll related liabilities at December 31, 2016 includes $450,000 of bonus payable to the CEO along with $87,751 of past salaries due to some current and former employees of DenseLight.